Form N-1A Cover	Oct. 24, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	GraniteShares ETF Trust
Entity Central Index Key	0001689873
Document Effective Date	Oct. 24, 2025
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 24, 2025
Prospectus Date	Oct. 24, 2025